JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Aerospace & Defense — 0.6%
HEICO Corp., Class A	461	52,368

Airlines — 0.8%
Delta Air Lines, Inc. *	1,354	65,390

Automobiles — 0.4%
Thor Industries, Inc.	274	36,928

Banks — 1.2%
First Republic Bank	387	64,516
Signature Bank	161	36,349

		100,865

Beverages — 0.8%
Constellation Brands, Inc., Class A	275	62,677

Biotechnology — 4.6%
Agios Pharmaceuticals, Inc. *	1,076	55,549
Alnylam Pharmaceuticals, Inc. *	484	68,265
Exact Sciences Corp. *	714	94,104
Exelixis, Inc. *	2,304	52,045
Ionis Pharmaceuticals, Inc. *	460	20,682
Neurocrine Biosciences, Inc. *	480	46,661
Seagen, Inc. *	337	46,754

		384,060

Building Products — 2.9%
Fortune Brands Home & Security, Inc.	814	78,007
Trane Technologies plc	584	96,736
Trex Co., Inc. * (a)	726	66,449

		241,192

Capital Markets — 3.7%
Blackstone Group, Inc. (The), Class A	655	48,817
Charles Schwab Corp. (The)	1,451	94,603
Evercore, Inc., Class A	403	53,131
MarketAxess Holdings, Inc.	122	60,746
MSCI, Inc.	110	45,911

		303,208

Commercial Services & Supplies — 1.1%
Copart, Inc. *	821	89,115

Electrical Equipment — 3.0%
AMETEK, Inc.	557	71,197
Array Technologies, Inc. *	1,218	36,315
Generac Holdings, Inc. *	429	140,352

		247,864

Electronic Equipment, Instruments & Components — 4.6%
Itron, Inc. *	544	48,190
Keysight Technologies, Inc. *	639	91,575
Littelfuse, Inc.	258	68,226
Trimble, Inc. *	564	43,842
Zebra Technologies Corp., Class A *	261	126,584

		378,417

Entertainment — 4.0%
Roku, Inc. *	427	139,137
Spotify Technology SA *	398	106,724
Take-Two Interactive Software, Inc. *	481	85,063

		330,924

Health Care Equipment & Supplies — 4.2%
Align Technology, Inc. *	151	81,716
Cooper Cos., Inc. (The)	189	72,708
Dexcom, Inc. *	146	52,435
Insulet Corp. * (a)	291	75,902
ResMed, Inc. (a)	347	67,306

		350,067

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc. *	774	44,245
Amedisys, Inc. *	231	61,034
Centene Corp. *	783	50,062
Cigna Corp.	345	83,449
McKesson Corp.	629	122,641

		361,431

Health Care Technology — 1.7%
Teladoc Health, Inc. * (a)	420	76,322
Veeva Systems, Inc., Class A *	232	60,543

		136,865

Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc., Class A * (a)	151	28,426
Chipotle Mexican Grill, Inc. *	62	87,807
DraftKings, Inc., Class A *	1,053	64,574
Las Vegas Sands Corp. *	1,183	71,903
Royal Caribbean Cruises Ltd. *	553	47,317

		300,027

Household Durables — 1.6%
Garmin Ltd.	515	67,920
Helen of Troy Ltd. * (a)	288	60,628

		128,548

Insurance — 0.5%
Progressive Corp. (The)	455	43,503

Interactive Media & Services — 3.7%
Bumble, Inc., Class A * (a)	717	44,748
Match Group, Inc. *	858	117,812
Pinterest, Inc., Class A *	1,140	84,365
Zillow Group, Inc., Class C *	432	55,992

		302,917

Internet & Direct Marketing Retail — 1.3%
Booking Holdings, Inc. *	25	58,246
Chewy, Inc., Class A * (a)	566	47,971

		106,217

IT Services — 4.9%
Affirm Holdings, Inc. * (a)	250	17,682
Global Payments, Inc.	473	95,388
MongoDB, Inc. *	218	58,166
Okta, Inc. *	344	75,850
Snowflake, Inc., Class A * (a)	107	24,638
Square, Inc., Class A *	169	38,440
Twilio, Inc., Class A *	289	98,513

		408,677

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Leisure Products — 0.7%
Brunswick Corp.	581	55,391

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc. (a)	379	48,135
Maravai LifeSciences Holdings, Inc., Class A *	1,728	61,581
Mettler-Toledo International, Inc. *	75	86,792

		196,508

Machinery — 2.7%
Ingersoll Rand, Inc. *	1,680	82,649
ITT, Inc.	758	68,883
Stanley Black & Decker, Inc.	349	69,625

		221,157

Media — 0.4%
Discovery, Inc., Class C *	982	36,244

Metals & Mining — 0.8%
Freeport-McMoRan, Inc. *	2,011	66,235

Pharmaceuticals — 3.5%
Catalent, Inc. *	671	70,631
Horizon Therapeutics plc *	1,205	110,890
Jazz Pharmaceuticals plc *	338	55,536
Royalty Pharma plc, Class A (a)	1,117	48,702

		285,759

Professional Services — 3.6%
Booz Allen Hamilton Holding Corp.	1,024	82,431
CoStar Group, Inc. *	50	40,848
Equifax, Inc.	462	83,610
IHS Markit Ltd.	934	90,401

		297,290

Road & Rail — 2.2%
Lyft, Inc., Class A *	1,160	73,306
Old Dominion Freight Line, Inc.	436	104,734

		178,040

Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc. *	806	63,271
Cree, Inc. *	402	43,479
Enphase Energy, Inc. *	406	65,756
Entegris, Inc.	1,017	113,712
Lam Research Corp.	155	92,137
Marvell Technology Group Ltd. (a)	914	44,768
Microchip Technology, Inc.	724	112,348
SolarEdge Technologies, Inc. *	352	101,150
Teradyne, Inc.	765	93,024
Xilinx, Inc.	377	46,661

		776,306

Software — 11.6%
ACV Auctions, Inc., Class A * (a)	688	23,796
Avalara, Inc. *	309	41,176
Cadence Design Systems, Inc. *	858	117,537
Coupa Software, Inc. *	227	57,767
Crowdstrike Holdings, Inc., Class A *	502	91,529
DocuSign, Inc. *	371	75,170
Five9, Inc. *	512	80,103
HubSpot, Inc. *	236	107,103
RingCentral, Inc., Class A *	304	90,615
Synopsys, Inc. *	493	122,157
Trade Desk, Inc. (The), Class A *	158	103,223
Zscaler, Inc. * (a)	362	62,059

		972,235

Specialty Retail — 6.2%
Burlington Stores, Inc. *	286	85,457
CarMax, Inc. *	553	73,308
National Vision Holdings, Inc. *	957	41,932
O’Reilly Automotive, Inc. *	218	110,529
Tractor Supply Co.	621	109,914
Ulta Beauty, Inc. *	297	91,916

		513,056

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc. *	188	57,753

TOTAL COMMON STOCKS (Cost $5,158,622)		8,087,234

SHORT-TERM INVESTMENTS — 5.2%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $204,444)	204,358	204,460

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	199,991	200,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	23,031	23,031

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $223,042)		223,042

TOTAL SHORT-TERM INVESTMENTS (Cost $427,486)		427,502

Total Investments — 102.9% (Cost $5,586,108)		8,514,736
Liabilities in Excess of Other Assets — (2.9)%		(237,257)

Net Assets — 100.0%		8,277,479

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $225,558.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,514,736	$—	$—	$8,514,736

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$51,560	$1,216,119	$1,063,185	$(22)	$(12)	$204,460	204,358	$138	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	211,088	1,328,000	1,339,000	(79)	2	200,011	199,991	387	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	24,377	450,771	452,117	—	—	23,031	23,031	11	—

Total	$287,025	$2,994,890	$2,854,302	$(101)	$(10)	$427,502		$536	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.